Debt, Capital Lease Obligations and Other Financing Arrangements	12 Months Ended
Dec. 31, 2015
Debt, Capital Lease Obligations and Other Financing Arrangements

NOTE 8

DEBT, CAPITAL LEASE OBLIGATIONS AND OTHER FINANCING ARRANGEMENTS

As of December 31, 2014 and through the date of the senior notes issuance described below, Baxter’s third-party debt and the related interest expense were not allocated to the company as the company was not the legal obligor of the debt and Baxter borrowings were not directly attributable to the company’s business.

Significant Debt Issuances

On June 23, 2015, the company issued senior notes with a total aggregate principal amount of $5 billion. The company used the net proceeds to make a cash distribution of $4 billion to Baxter as partial consideration for the contribution of net assets to the company in connection with the separation, and the remainder was or is intended to be used for general corporate purposes, including to fund acquisitions. The $4 billion cash distribution to Baxter was made on June 23, 2015.

Below is a summary of the company’s debt and capital lease obligations outstanding as of December 31, 2015.

(in millions, except for percentage information)	Aggregate Principal	Coupon Rate	Effective Interest Rate in 2015[1]	Carrying Amount at December 31, 2015[2]
Variable-rate notes due 2018	$375	LIBOR plus 0.78%	1.3%	$373
Fixed-rate notes due 2018	375	2.000%	2.2%	373
Fixed-rate notes due 2020	1,000	2.875%	2.9%	994
Fixed-rate notes due 2022	500	3.600%	3.6%	496
Fixed-rate notes due 2025	1,750	4.000%	4.0%	1,730
Fixed-rate notes due 2045	1,000	5.250%	5.1%	983
Other (including capital lease obligations)	N/A	N/A	N/A	319

Total debt and capital lease obligations				5,268
Current portion				(3)

Long-term portion				$5,265

[1]	Excludes the effect of any related interest rate swaps.

[2]	Book values include any discounts, premiums and adjustments related to hedging instruments.

In connection with this issuance, the company recognized a debt discount of $51 million and deferred issuance costs totaling $8 million, which were recorded as a direct deduction from the carrying amount of the debt. Refer to Note 9 for information regarding interest rate derivative contracts the company has entered into related to the senior notes.

Credit Facilities

In July 2015, the company entered into a credit agreement providing for a senior revolving credit facility that provides the company with access to an aggregate principal amount of up to $1.2 billion maturing in 2020, of which no amounts are currently outstanding. Effective November 12, the company entered into Amendment No. 1 to the credit agreement. The amendment narrows the definition of “Change of Control.” The other material terms of the credit agreement, including covenants, remain unchanged. The facility enables the company to borrow funds on an unsecured basis at variable interest rates, and contains various financial and other covenants, including a net leverage ratio covenant and an interest coverage ratio covenant, as well as events of default with respect to the company. The credit facility also provides for the issuance of letters of credit, which reduces the maximum capacity of this facility. At December 31, 2015, the amount of letters of credit issued was insignificant.

The company also entered into a Euro-denominated senior revolving credit facility in an aggregate principal amount of up to €200 million maturing in 2020, with similar terms as the above credit facility, of which no amounts are currently outstanding. Effective November 12, 2015, the company entered into an amendment to this credit facility. Similar to the amendment discussed above, this amendment narrows the definition of “Change of Control.” The non-performance of any financial institution supporting either of the credit facilities would reduce the maximum capacity of these facilities by each institution’s respective commitment.

The company also maintains other credit arrangements, which totaled $80 million at December 31, 2015. There were no borrowings outstanding under these arrangements at December 31, 2015.

Capital Lease Obligations

The company leases certain facilities under capital leases. During 2014, the company entered into a leasing arrangement for a new global innovation center in Cambridge, Massachusetts and recorded a capital lease obligation of $263 million. During 2015, the company entered into a leasing arrangement for its corporate headquarters in Bannockburn, Illinois and recorded a capital lease obligation of $41 million. As of December 31, 2015 and 2014, the company’s total capital lease obligations, including current maturities, were $319 million and $275 million, respectively.

Future Payments on Capital Lease Obligations and Debt Maturities

(in millions)	December 31, 2015
2016	$3
2017	31
2018	768
2019	18
2020	1,018
Thereafter	3,612

Total obligations	5,450
Fair value hedges and unamortized bond discounts	(182)

Total debt and capital lease obligations	$5,268